Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Service agreements
Related Party Transactions
Sales of goods and services	€ 3,124	€ 4,107
Purchases of goods and services	34,294	44,255
Balances
Accounts receivable	9,512		€ 5,303
Accounts payable	313		2,137
Accrued expenses	3,444		1,333
Products
Related Party Transactions
Sales of goods and services	62,387	49,964
Purchases of goods and services	502,568	432,074
Balances
Accounts receivable	25,180		27,380
Accounts payable	135,486		82,852
Fresenius SE | Service agreements
Related Party Transactions
Sales of goods and services	4	75
Purchases of goods and services	6,228	7,766
Balances
Accounts receivable	97		173
Accounts payable	54		1,488
Fresenius SE affiliates | Service agreements
Related Party Transactions
Sales of goods and services	34	393
Purchases of goods and services	28,066	36,481
Balances
Accounts receivable	447		396
Accounts payable	259		649
Fresenius SE affiliates | Products
Related Party Transactions
Sales of goods and services	59,286	49,964
Purchases of goods and services	31,279	32,089
Balances
Accounts receivable	25,180		27,380
Accounts payable	7,323		9,624
Equity method investees | Service agreements
Related Party Transactions
Sales of goods and services	3,086	3,639
Purchases of goods and services		8
Balances
Accounts receivable	8,968		4,734
Equity method investees | Products
Related Party Transactions
Sales of goods and services	3,101
Purchases of goods and services	471,289	€ 399,985
Balances
Accounts payable	€ 128,163		€ 73,228